Analysis of income, expenses and impairment losses (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Analysis of income, expenses and impairment losses
Loans and advances to customers		£ 4,978	£ 5,152
Loans and advances to banks		236	120
Debt securities		230	190
Interest receivable		5,444	5,462
Customer accounts		415	328
Balances by banks		113	70
Debt securities in issue		337	254
Subordinated liabilities		226	317
Internal funding of trading businesses		27	21
Interest payable		1,118	990
Net interest income	[1]	4,326	4,472
Net fees and commissions		1,195	1,218
Income from trading activities
Foreign exchange		336	228
Interest rate		275	652
Credit		187	58
Own credit adjustments		39	(73)
Other		10	19
Income from trading activities		847	884
Loss on redemption of own debt			(7)
Operating lease and other rental income		128	142
Changes in the fair value of financial assets and liabilities designated as at fair value through profit or loss and related derivatives		(76)	41
Changes in the fair value of investment properties		(7)	(10)
Profit on sale of securities		1	33
Profit on sale of property, plant and equipment		21	3
(Loss)/profit on sale of subsidiaries and associates		(9)	206
Profit/(loss) on disposal or settlement of loans and advances		22	(150)
Share of profits of associated entities		17	60
Other income		237	27
Other operating income		334	352
Total non-interest income		2,376	2,447
Total income		6,702	6,919
Staff costs		(2,086)	(2,447)
Premises and equipment		(644)	(678)
Other		(1,636)	(1,208)
Administrative expenses		(4,366)	(4,333)
Depreciation and amortisation		(338)	(511)
Write down of other intangible assets		(31)	(8)
Operating expenses		(4,735)	(4,852)
Impairment losses		£ (141)	£ (116)	£ (3,832)
Impairments as a % of gross loans and advances to customers		0.09%	0.07%

[1]	Negative interest on loans and advances is reported as interest payable. Negative interest on customer deposits is reported as interest receivable.